Credit Risk - Disclosure of LTV Distribution of Mortgage Assets Stock (Details) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	£ 177,297	£ 169,801
Collateral value of residential properties, stock	177,222	169,694
Loan-to-value, stage 3	1,798	1,799
Collateral value of residential properties, stage 3	1,786	1,783
Loan-to-value, new business	32,013	24,953
Collateral value of residential properties, new business	32,012	24,953
Collateral against loans in negative equity	455	629
ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	191	280
Loan-to-value, stage 3	89	132
Up to 50%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	80,058	74,620
Loan-to-value, stage 3	944	858
Loan-to-value, new business	4,997	4,180
Up to 50% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	25	28
Loan-to-value, stage 3	9	11
>50-75%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	79,027	69,771
Loan-to-value, stage 3	614	633
Loan-to-value, new business	15,831	10,088
>50-75% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	63	90
Loan-to-value, stage 3	28	36
>75-85%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	14,035	18,508
Loan-to-value, stage 3	106	125
Loan-to-value, new business	6,896	5,858
>75-85% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	26	41
Loan-to-value, stage 3	12	19
>85-100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	3,646	6,165
Loan-to-value, stage 3	69	93
Loan-to-value, new business	4,239	4,781
>85-100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	26	44
Loan-to-value, stage 3	14	22
>100%
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	531	737
Loan-to-value, stage 3	65	90
Loan-to-value, new business	50	46
>100% | ECL
Disclosure of credit risk exposure [line items]
Loan-to-value, stock	51	77
Loan-to-value, stage 3	£ 26	£ 44
Simple Average LTV
Disclosure of credit risk exposure [line items]
Percentage of loan to value, stock	41.00%	42.00%
Percentage of loan to value, stage 3	38.00%	41.00%
Percentage of loan to value, new business	64.00%	64.00%